Income taxes - Income tax reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income taxes
Income before income taxes	$ 9,610	$ 1,064	$ 16,897	$ 576
Income taxes at statutory rate (as a percent)	34.00%	34.00%	34.00%	34.00%
Income taxes at statutory rate	$ (3,267)	$ (362)	$ (5,745)	$ (196)
Adjustments that affect the basis of taxes:
Tax incentives	1,163	179	1,618	489
Equity results	36	14	26	(23)
Addition (reversal) of tax loss carryforward	(63)	22	(109)	448
Others	58	2	327	(214)
Income taxes	$ (2,073)	$ (145)	$ (3,883)	$ 504